Derivative Instruments (Offsetting Derivative Liabilities) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities			$ 900,822
Gross amounts offset in the Statement of Financial Condition			(685,450)
Net amounts of liabilities presented in the Statement of Financial Condition	355,846		215,372
Financial Intsruments
Collateral Pledged	(355,846)	[1],[2]	(215,372)	[1],[2]
Net Amount		[3],[4]		[5],[6],[7]
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%		100.00%
Counterparty H [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition	355,846		215,372
Financial Intsruments
Collateral Pledged	(355,846)	[1],[2]	(215,372)	[1],[2]
Net Amount		[3],[4]		[5],[6],[7]
Forward Currency Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	1,484,175
Gross amounts offset in the Statement of Financial Condition	(1,128,329)
Net amounts of liabilities presented in the Statement of Financial Condition	355,846
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	1,484,175		900,822
Gross amounts offset in the Statement of Financial Condition	(1,128,329)		(685,450)
Net amounts of liabilities presented in the Statement of Financial Condition	$ 355,846		$ 215,372

[1]	Collateral received and pledged includes both cash and U.S. Treasury notes held at each respective broker.
[2]	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Financial Condition, for each respective counterparty.
[3]	Net amount represents the amounts owed to the Partnership by each counterparty as of December 31, 2014. Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2014.
[4]	Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2014.
[5]	Net amount represents the amounts owed to the Partnership by each counterparty as of December 31, 2013. Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2013.
[6]	Net amount represents the amounts owed to the Partnership by each counterparty as of December 31, 2013. Net amount represents the amount that is subject to loss in the event of a counterparty failure as of December 31, 2013.Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2013.
[7]	Net amount represents the amounts owed by the Partnership to each counterparty as of December 31, 2013.